UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   July 25, 2006

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   19

Form 13F Information Table Value Total (x$1000):   $633,190


List of Other Included Managers:

NONE
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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLDRS INDEX FDS TR EMERGING    ETF              09348R300    36600   293535 SH       SOLE                   293535        0        0
CLUBCORP INC                   COM              189994106    10920   845483 SH       SOLE                   845483        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107     5090  1197998 SH       SOLE                  1197998        0        0
ISHARES INC MSCI BRAZIL FREE   ETF              464286400     6250   159842 SH       SOLE                   159842        0        0
ISHARES INC MSCI SOUTH KOREA   ETF              464286772    10220   225829 SH       SOLE                   225829        0        0
ISHARES MSCI JAPAN INDEX FUND  ETF              464286848    24460  1793400 SH       SOLE                  1793400        0        0
ISHARES TR MSCI EAFE INDEX FD  ETF              464287465    27490   420400 SH       SOLE                   420400        0        0
ISHARES TR MSCI EMERGING MKTS  ETF              464287234    24530   261214 SH       SOLE                   261214        0        0
ISHARES TR RUSSELL 2000 INDEX  ETF              464287655     6840    95084 SH       SOLE                    95084        0        0
ISHARES TR S & P GLOBAL 100    ETF              464287572   149710  2261798 SH       SOLE                  2261798        0        0
ISHARES TR S&P 100 INDEX FD    ETF              464287101   255990  4406787 SH       SOLE                  4406787        0        0
LEXICON GENETICS INC COM       COM              528872104     1100   250000 SH       SOLE                   250000        0        0
PHARMACEUTICAL HOLDERS TR      ETF              71712A206    35520   505400 SH       SOLE                   505400        0        0
SECTOR SPDR TR SBI INDUSTRIAL  ETF              81369Y704    21970   650000 SH       SOLE                   650000        0        0
SELECT SECTOR SPDR FUND HEALTH ETF              81369Y209    11190   370000 SH       SOLE                   370000        0        0
SONGBIRD HEARING INC SER C     PFD              999763220     3460 53233469 SH       SOLE                 53233469        0        0
SONGBIRD HEARING INC SERIES B  PFD              999733272      380  5788308 SH       SOLE                  5788308        0        0
SONGBIRD SERIES D CONVERTIBLE  PFD              999D35787      500  7696025 SH       SOLE                  7696025        0        0
TEXAS INSTRS INC COM           COM              882508104      970    32000 SH       SOLE                    32000        0        0